DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of Group's VIE information

	As of December 31,
	2020	2021
	RMB	RMB
Cash	105,849,594	82,463,740
Restricted cash	—	47,829,733
Short-term investments	696,596,203	743,448,951
Accounts receivable, net	101,320,063	267,671,920
Inventories	140,603,108	266,291,644
Prepayments and other current assets	22,834,255	38,715,248
Amounts due from inter-companies	12,328,688	23,235,199

Total current assets	1,079,531,911	1,469,656,435

Term deposits-non-current	—	20,000,000
Property, plant and equipment, net	195,808,280	394,114,176
Intangible assets, net	1,747,615	1,532,700
Operating lease right-of-use assets	—	94,201,263
Land use rights, net	48,835,120	—
Deferred income tax assets	14,593,376	11,907,344
Other non-current assets	30,830,304	2,367,064

Total assets	1,371,346,606	1,993,778,982

Short-term bank borrowings	180,000,000	180,000,000
Notes payable	—	143,622,874
Accounts payable	395,826,435	523,296,506
Amounts due to inter-companies	420,647,145	485,716,726
Income taxes payable	14,355,462	14,718,748
Advances from customers	38,817,881	15,026,392
Deferred revenue—current	21,155,634	32,757,740
Accrued expenses and other current liabilities	160,532,008	181,985,323

Total current liabilities	1,231,334,565	1,577,124,309
Deferred revenue-non-current	4,176,458	10,693,692
Deferred income tax liabilities	1,109,479	1,992,388
Operating lease liabilities	—	13,921,859
Other non-current liabilities	24,892,246	20,967,430

Total liabilities	1,261,512,748	1,624,699,678

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenues	2,115,501,618	2,500,023,611	3,768,134,434
Net income	196,473,033	175,070,451	213,848,471
Net cash provided by operating activities	284,907,333	570,195,979	354,675,219
Net cash used in investing activities	(319,696,832)	(518,734,956)	(329,808,349)
Net cash provided by (used in) financing activities	37,416,129	(37,394,132)	—
Effect of foreign currency exchange rate changes on cash and restricted cash	198,466	(1,765,646)	(422,991)
Net increase in cash and restricted cash	2,825,096	12,301,245	24,443,879
Cash and restricted cash at the beginning of the year	90,723,253	93,548,349	105,849,594
Cash and restricted cash at the end of the year	93,548,349	105,849,594	130,293,473